Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Accrued Liabilities
6.	Accrued Liabilities

	December 31, 2013 $	December 31, 2012 $
Voyage and vessel expenses	72,481	33,949
Audit, legal and other general expenses	37,473	2,134
Interest including interest rate swaps	20,185	14,713
Payroll and benefits	6,803	9,864
Income tax payable and other	1,214	1,048

	138,156	61,708